Subsequent Events (Details Narrative) - USD ($)		1 Months Ended				3 Months Ended			6 Months Ended	12 Months Ended
	Feb. 13, 2020	May 11, 2020	Mar. 27, 2020	Feb. 26, 2020	Sep. 19, 2018	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 02, 2020	Feb. 10, 2020
Common stock, shares authorized						1,490,000,000			1,490,000,000	1,490,000,000	375,000,000
Common stock shares isseud for cash, amount							$ 151,250	$ 60,000		$ 135,000	$ 1,294,594
Debt conversion, converted instrument, amount					$ 5,000	$ 67,072					$ 91,250
Preferred stock, shares authorized						10,000,000			10,000,000	10,000,000	10,000,000
Subsequent Event [Member]
Debt conversion, converted instrument, shares issued									38,964,105
Debt Conversion, converted instrument, debt, accrued interest and fees									$ 51,178
Common stock, shares authorized												1,490,000,000
Options, Exercised									32,459,207
Common stock shares isseud for cash, shares			1,000,000
Common stock shares isseud for cash and conversion of account payable, shares	1,750,000
Common stock shares isseud for cash, amount	$ 20,000		$ 125,000
Common stock shares issued for account payable, amount	$ 6,250
Subsequent Event [Member] | Series B Super Voting Right Preferred Stock [Member]
Preferred stock, shares issued													1,250,000
Redemption of shares, description			The Company will repurchase any Series B preferred stock from the holder for a price of $0.001 per share. If the holder of the Series B preferred stock proposes to transfer any shares of Series B preferred stock, the Company will have 90 days to repurchase the shares for a price of $0.001 per share.
Preferred stock, voting right, description			Each share of Series B preferred stock has voting rights equal to 500 shares of common stock
Preferred stock, shares authorized													1,250,000
Subsequent Event [Member] | During, 2020 [Member]
Debt conversion, converted instrument, shares issued										387,974,460
Debt conversion, converted instrument, amount										$ 213,000
Subsequent Event [Member] | During, 2020 [Member] | Preferred Stock [Member]
Common stock shares issued upon conversion of convertible shares										199,206,989
Accrued interest										$ 209,000
Preferred stock shares issued for cash		$ 43,000		$ 42,570
Preferred stock, shares issued		47,300		47,300
Number of converted preferrred shares										148,200
Subsequent Event [Member] | Equity Purchase Agreement [Member] | Investor [Member]
Common stock shares issued for commitment fees, shares									8,000,000
Common stock shares issued for commitment fees, amount									$ 56,000